February 25, 2021

GENERAL TREASURY AND AGENCY MONEY MARKET FUND

Supplement to Prospectus and Statement of Additional Information

Effective February 25, 2021, General Treasury and Agency Money Market Fund (the "Fund") liquidated and shares of the Fund are no longer offered.

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